Earnings Per Share	3 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings Per Share

17. EARNINGS PER SHARE

Basic and diluted earnings per share is calculated by dividing net profit (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the reporting period. For comparison purposes, the earnings per share calculation for the three months ended December 31, 2022, was adjusted to the weighted average number of ordinary shares outstanding as of December 31, 2023.

The calculation of earnings per share is as follows:

	Three months ended December 31,
(In thousands of Euros, except share and per share information)	2023	2022
Weighted number of outstanding shares	186,920,154	182,721,369
Number of shares with dilutive effects	—	—
Weighted number of outstanding shares (diluted and undiluted)	186,920,154	182,721,369

Net profit (loss) attributable to ordinary shareholders	(7,154)	(9,187)
Basic	(0.04)	(0.05)
Diluted	(0.04)	(0.05)

The Company's management investment plan has no dilutive effect on the earnings per share calculation as all granted awards will be settled by an immediate parent rather than by the Company itself. For further information please refer to Note 18 – Share-based compensation.